Profit interest units of SIS Holdings LP - Summary of PIU Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening balance of outstanding	686,714	970,562
Number of units grants		94,803
Number of units forfeited	(48,995)	(116,892)
Number of units effect of cybersecurity spin-off		(261,759)
Closing balance of outstanding	637,718	686,714
Opening balance of weighted average outstanding	$ 82.65	$ 84.28
Weighted average granted		82.54
Weighted average forfeited	(81.95)	$ (106.40)
Weighted average effect of cybersecurity spin-off		(86.77)
Closing balance of weighted average outstanding	$ 82.70	$ 82.65